Loans (Details 1) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		$ 3,409	$ 3,837
Loans individually evaluated for impairment, Acquired with deteriorated credit quality		1,138	1,676	[1]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		1,576	1,533
Allowance for loan losses		1,576	1,533		$ 1,515
Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance		1,376	1,333
Allowance for loan losses		1,376	1,333
Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		4,547	5,513
Loans collectively evaluated for impairment, Ending loans balance		269,642	254,518
Allowance for loan losses		274,189	260,031
Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200
One-to four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		2,977	3,706
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]	1,138	1,676
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		795	773
Allowance for loan losses		795	773		862
One-to four-family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance		795	773
One-to four-family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		4,115	5,382
Loans collectively evaluated for impairment, Ending loans balance		202,960	192,554
One-to four-family [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance
Residential real estate, Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		225	243
Allowance for loan losses		225	243		192
Residential real estate, Multi-family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		225	243
Residential real estate, Multi-family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		15,113	15,678
Residential real estate, Multi-family [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Residential real estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		8	6
Allowance for loan losses		8	6		5
Residential real estate Construction [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		8	6
Residential real estate Construction [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		5,055	2,398
Residential real estate Construction [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		1	4
Allowance for loan losses		1	4		2
Land [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1	4
Land [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		677	1,304
Land [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Farm [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		310
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		6	9
Allowance for loan losses		6	9		3
Farm [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance		6	9
Farm [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		310
Loans collectively evaluated for impairment, Ending loans balance		1,985	2,062
Farm [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Nonresidential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		122	131
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance		321	270
Nonresidential real estate [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending loans balance		321	270
Nonresidential real estate [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		122	131
Loans collectively evaluated for impairment, Ending loans balance		32,291	29,080
Nonresidential real estate [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Total allowance
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		3	6
Allowance for loan losses		3	6		18
Commercial and industrial [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		3	6
Commercial and industrial [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		1,917	2,540
Commercial and industrial [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance
Loans on deposits [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		3	4
Allowance for loan losses		3	4		4
Loans on deposits [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		3	4
Loans on deposits [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1,470	1,607
Loans on deposits [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		13	17
Allowance for loan losses		13	17		11
Home equity [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		13	17
Home equity [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		7,603	6,853
Home equity [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		1	1
Allowance for loan losses		1	1		1
Unsecured [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1	1
Unsecured [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		508	400
Unsecured [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200		$ 200
Unallocated [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance
Unallocated [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance
Unallocated [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance
Allowance for loan losses
Automobile [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance
Automobile [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		63	42
Automobile [Member] | Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.